INTANGIBLE ASSETS, NET -Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - Internal-use Software [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
2023	$ 1,368
2024	5
Finite-lived intangible assets, net	$ 1,373	$ 2,777